Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000226939
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Credit Portfolio
Class Name	Class A
Trading Symbol	STHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STHAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended October 31, 2025, all share classes of the Portfolio underperformed the Bloomberg US Corporate Bond Index (the “benchmark”), before sales charges. Relative to the benchmark, security selection was the largest positive contributor to performance, with gains primarily driven by successful investments in particular corporate bond holdings. In contrast, country and yield-curve positioning were the largest detractors, as exposures along various points of the curve, particularly at the longer end and country allocation decisions did not fully offset losses from other segments. Sector allocation had a neutral impact on results, while currency allocations had a minimal effect during the period.

During the 12-month period, the Portfolio utilized US Treasury futures to manage duration, country exposure and yield-curve positioning during the period. Currency forwards were used to hedge currency risk during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg US Corporate Bond Index
05/21	$9,579	$10,000
10/21	$9,770	$10,246
10/22	$7,671	$8,241
10/23	$7,857	$8,469
10/24	$8,943	$9,623
10/25	$9,477	$10,260

Average Annual Return [Table Text Block]
	1 Year	Since Inception 05/10/21
Class A (without sales charges)	5.97%	-0.24%
Class A (with sales charges)	1.49%	-1.19%
Bloomberg US Corporate Bond Index	6.62%	0.58%

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-sustainable-thematic-credit-portfolio.A.018529503.html#performance for the most recent performance information.

AssetsNet	$ 286,128,202
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 1,123,206
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$286,128,202
# of Portfolio Holdings	301
Portfolio Turnover Rate	116%
Total Advisory Fees Paid (Net)	$1,123,206

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Investment Grade	94.9%
Corporates - Non-Investment Grade	1.8%
Supranationals	0.4%
Governments - Sovereign Bonds	0.3%
Local Governments - US Municipal Bonds	0.3%
Emerging Markets - Corporate Bonds	0.1%
Short-Term Investments	1.2%
Other assets less liabilities	1.0%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	72.4%
United Kingdom	7.3%
France	3.1%
Spain	2.3%
Germany	2.2%
Italy	2.1%
Canada	1.5%
Switzerland	1.3%
Japan	1.0%
Chile	1.0%
Ireland	0.8%
Sweden	0.7%
Peru	0.4%
Others	1.7%
Short-Term Investments	1.2%
Other assets less liabilities	1.0%
Total	100.0%

C000226937
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Credit Portfolio
Class Name	Advisor Class
Trading Symbol	STHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STHYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended October 31, 2025, all share classes of the Portfolio underperformed the Bloomberg US Corporate Bond Index (the “benchmark”), before sales charges. Relative to the benchmark, security selection was the largest positive contributor to performance, with gains primarily driven by successful investments in particular corporate bond holdings. In contrast, country and yield-curve positioning were the largest detractors, as exposures along various points of the curve, particularly at the longer end and country allocation decisions did not fully offset losses from other segments. Sector allocation had a neutral impact on results, while currency allocations had a minimal effect during the period.

During the 12-month period, the Portfolio utilized US Treasury futures to manage duration, country exposure and yield-curve positioning during the period. Currency forwards were used to hedge currency risk during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg US Corporate Bond Index
05/21	$10,000	$10,000
10/21	$10,212	$10,246
10/22	$8,038	$8,241
10/23	$8,253	$8,469
10/24	$9,418	$9,623
10/25	$10,004	$10,260

Average Annual Return [Table Text Block]
	1 Year	Since Inception 05/10/21
Advisor Class	6.22%	0.01%
Bloomberg US Corporate Bond Index	6.62%	0.58%

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-sustainable-thematic-credit-portfolio.Advisor.018529602.html#performance for the most recent performance information.

AssetsNet	$ 286,128,202
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 1,123,206
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$286,128,202
# of Portfolio Holdings	301
Portfolio Turnover Rate	116%
Total Advisory Fees Paid (Net)	$1,123,206

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Investment Grade	94.9%
Corporates - Non-Investment Grade	1.8%
Supranationals	0.4%
Governments - Sovereign Bonds	0.3%
Local Governments - US Municipal Bonds	0.3%
Emerging Markets - Corporate Bonds	0.1%
Short-Term Investments	1.2%
Other assets less liabilities	1.0%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	72.4%
United Kingdom	7.3%
France	3.1%
Spain	2.3%
Germany	2.2%
Italy	2.1%
Canada	1.5%
Switzerland	1.3%
Japan	1.0%
Chile	1.0%
Ireland	0.8%
Sweden	0.7%
Peru	0.4%
Others	1.7%
Short-Term Investments	1.2%
Other assets less liabilities	1.0%
Total	100.0%